CURRENT MATURITIES OF LONG-TERM DEBT	12 Months Ended
Dec. 31, 2022
Long-term Debt, Current Maturities [Abstract]
CURRENT MATURITIES OF LONG-TERM DEBT
NOTE 7:-	CURRENT MATURITIES OF LONG-TERM DEBT

Banks:

	Annual interest rate at
	December 31,	December 31,
	2022	2022	2021

Long-term debt from banks in NIS bears interest of Prime+1.5% to Prime+1.75%	6.25% - 6.5%	702	708

		702	708